Reconciliation of U.S Federal Income Tax Statutory Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	3.30%	4.10%	4.90%
Changes in valuation allowances	(3.00%)	15.50%	0.90%
Taxes on foreign operations at rates different than statutory U.S. federal rates	1.40%	5.90%	0.00%
Resolution of prior years' examination issues	0.00%	0.00%	(42.50%)
Non-deductible debt extinguishment costs	0.00%	18.80%	4.70%
Non-deductible transaction-related costs	0.00%	3.20%	0.30%
Other non-deductible expenses	0.90%	2.30%	0.60%
Other	(0.10%)	(1.30%)	(0.60%)
Effective Income Tax Rate, Continuing Operations, Total	37.50%	83.50%	3.30%